Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Debt
Debt
The following table summarizes the major components of debt at each balance sheet date and provides the maturities and interest rate ranges of each major category of debt:

	June 30, 2016	December 31, 2015
Revolving line of credit with lenders (Revolver), interest at applicable rate plus margin, as defined (4.63% and 6.30% at June 30, 2016 and December 31, 2015, respectively) due quarterly; balance due at maturity in October 2017	$11.0	$32.0
Term loans (Term Loan B); quarterly payments of $4.5 commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin of 300 basis points at June 30, 2016 and December 31, 2015	1,685.5	1,685.5
Senior notes (Senior Notes) payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0	550.0
Capital lease obligations, maturing through 2024	38.7	28.2
Other debt	15.3	20.0
	2,300.5	2,315.7
Less: Original issue discount and debt issuance costs classified as a reduction to long-term debt	(60.1)	(68.6)
Less: Current portion	(38.8)	(49.1)
	$2,201.6	$2,198.0

All borrowings under the Term Loan B and the Revolver are guaranteed by each of the Company's current and future U.S. subsidiaries (which also guarantee the Senior Notes), subject to certain agreed-upon exemptions. The Company has one non-guarantor foreign subsidiary as disclosed in Note 11. All guarantors are jointly and severally and fully and unconditionally liable. The Parent has no independent assets or operations and each subsidiary guarantor is 100% owned by the Company. There are no significant restrictions on the Company or any guarantor to obtain funds from its subsidiaries by dividend or loan.

Revolver and Letter of Credit Facilities
As of June 30, 2016, the Company had an aggregate committed capacity of $300.0, of which $100.0 was available for letters of credit under its credit facilities. The Company’s Revolver is its primary source of letter of credit capacity and expires in October 2017. As of June 30, 2016 and December 31, 2015, the Company had $11.0 and $32.0 of borrowings outstanding on the Revolver, respectively. As of June 30, 2016 and December 31, 2015, the Company had an aggregate of approximately $46.0 and $45.9, respectively, of letters of credit outstanding under its credit facilities.